Cover	Aug. 12, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2022
Entity File Number	001-33834
Entity Registrant Name	RUBICON TECHNOLOGY, INC.
Entity Central Index Key	0001410172
Entity Tax Identification Number	36-4419301
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 East Green Street
Entity Address, City or Town	Bensenville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60106
City Area Code	847
Local Phone Number	295-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value. 001 Per Share [Member]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	RBCN
Security Exchange Name	NASDAQ
Preferred Share Purchase Right [Member]
Title of 12(b) Security	Preferred Share Purchase Right